Risk management	6 Months Ended
Jun. 30, 2024
Risk management
Risk management
29.	Risk management

29.1.Exchange rate risk

Ecopetrol Business Group operates both in the local (Colombia) and international markets, for this reason, it is exposed to exchange rate risk, to a greater extent due to fluctuations in exchange rates, especially the peso/US dollar rate.

As of June 30, 2024, the Colombian peso depreciated 7.86% from a closing rate of $3,822.04 on December 31, 2023, to $4,148.04 pesos per dollar. When the Colombian peso depreciates, export revenues, when converted to pesos, increase, and imports and foreign debt service become more expensive.

The book values of financial assets and liabilities denominated in foreign currency are presented in the following table:

	June 30,	December 31,
(USD$ Millions)	2024	2023
	(Unaudited)
Cash and cash equivalents	806	554
Other financial assets	765	1,188
Trade receivables and payables	(178)	(973)
Loans and borrowings	(18,838)	(18,470)
Other assets and liabilities	25	268
Net liability position	(17,420)	(17,433)

Of the total net position, USD$(16,590) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(16,956) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net assets for USD$366 million affects the statement of profit and loss. Likewise, USD$(830) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

29.2.Sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2024:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	19,255	703,334
5%	96,273	3,516,669

29.3.Cash flow hedge for future exports

To express the effect of the natural hedge existing between exports and debt in the financial statements, the exchange rate risk materializes when exports are made. On September 30, 2015, the Board of Directors made the first designation of Ecopetrol’s debt as a hedging instrument for its future income from crude oil exports.

The following is the movement of this non-derivative hedging instrument:

	June 30,	December 31,
(USD$ Millions)	2024	2023
	(Unaudited)
Opening balance	6,265	5,572
Reassignment of hedging instruments	290	970
Realized exports	(290)	(970)
Designation of new hedges	—	693
Closing balance	6,265	6,265

The following is the movement in the other comprehensive income:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	(601,744)	2,473,999
Exchange difference	2,016,943	(5,194,529)
Realized exports (Note 24)	40,114	(479,779)
Ineffectiveness	2,330	(25,454)
Deferred tax	(908,135)	2,624,019
Closing balance	549,508	(601,744)

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2024	(140,853)	61,879	(78,974)
2025	(288,815)	127,101	(161,714)
2026	(305,153)	134,291	(170,862)
2027	(23,853)	10,497	(13,356)
2028	(25,155)	11,070	(14,085)
2029	(27,168)	11,956	(15,212)
2030	(46,841)	20,614	(26,227)
2031	(56,734)	24,967	(31,767)
2032	(60,868)	26,787	(34,081)
2033	(5,766)	2,536	(3,230)
	(981,206)	431,698	(549,508)

29.4.Hedge of a net investment in a foreign operation

The Board of Directors approved the application of hedge accounting of net investment from June 8, 2016. The measure seeks to reduce the volatility of non-operating income due to the exchange difference. The hedge of a net investment applies to a portion of the investments the Company has in foreign currency, in this case in subsidiaries with the US dollars as their functional currency, using as hedging instrument a portion of the Company’s debt denominated in U.S. dollars.

As of June 30, 2024, the total hedged balance is USD$10,695 million, which includes: i) Ecopetrol S.A. USD$10,365 million and ii) ISA Colombia for USD$330 million in hedge of net investment in the companies ISA REP, ISA Perú, Consorcio Transmantaro (CTM) and Proyectos de Infrastructura del Perú (PDI).

The following is the movement in the other comprehensive income:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	3,140,684	9,354,071
Exchange difference	3,571,287	(8,973,470)
Deferred tax	(1,382,016)	2,760,083
Closing balance	5,329,955	3,140,684

29.5.Commodity Price risk

The price risk of raw materials is associated with the Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

The Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management.

The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in each period, to protect income and thus cash flow. During 2022, a hedging plan was executed to protect the cash against low price scenarios below the budget base price, in this sense, put options were purchased. There is not balance of these financial instruments as of June 30, 2024, and December 31, 2023.

On the other hand, tactical hedges allow to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations. In the trading activity, commitments in physical spot and forward contracts could represent an exposure to commodity price risk, in particular the risk associated with the volatility of the price of crude oil and refined products. Although this exposure is part of the natural risk of the production, refining, and marketing activity made by Ecopetrol, sometimes marketing, to maximize value capture, can concentrate the exposure to risk in terms of time and/or or indicator that differs from the Company’s natural price risk profile.

As of the date of this report, Ecopetrol Business Group recognizes a total net liability position in swaps for $222 (December 2023: liability $6,350). These transactions with financial derivatives are recognized under cash flow hedge accounting.

29.6.Risk and opportunities related to climate

Ecopetrol Business Group has an identification of physical and transition risks considering short, medium, and long-term climate scenarios, and opportunities, based on energy transition scenarios that guide the company’s long-term strategic analysis.

●	Physical risks: are related to the Company’s exposure and vulnerability to the impacts of climate change and climate variability, which could affect operational continuity and increase the exposure of assets to possible damages. Physical risks are classified as acute and chronic.
o	Acute risks are those caused by extreme weather events, whose frequency and intensity have been increasing due to the gradual increase in global temperature. In Colombian territory they are mainly reflected in the occurrence of the climate variability phenomenon “El Niño” and its opposite phase “La Niña”. These conditions could result in, among others, water shortages, heat waves, floods, and fires.

At the end of 2023, the “El Niño” phenomenon was consolidated with strong intensity. By the second quarter, the conditions of the phenomenon weakened and the transition to the neutrality phase began. It is reported that, for the second quarter, there were no substantial impacts on the infrastructure or operations of the Ecopetrol Business Group. In relation to the “La Niña” phenomenon, it is in a state of surveillance, Ecopetrol is advancing in the preparation and monitoring phase for the potential impacts that may occur in the face of climatic threats of natural origin (floods, strong winds and mass movements, among others).

o	Chronic risks derive from a sustained change in the medium and long term in climate conditions, which for the Business Group can be reflected in the rise in sea level, thermal overload and droughts, beyond 2050.
●	Transition risk: related to the challenges that the Business Group has identified to move towards a low-carbon, sustainable and competitive operation. The Business Group carried out a prioritization of transition risks to establish their financial impact, identifying the following:
o	Regulatory risk, associated with regulatory changes that may directly affect the Company in the short and medium term. Among the regulatory changes, the following can be highlighted: (i) new information requirements associated with mitigation and adaptation for the application or modification of current and future licenses, (ii) greater requirements associated with the regulations for the detection and repair of leaks. , gas flaring and venting, (iii) disclosure requirements on environmental and social issues by regulatory entities, (iv) new requirements for the assessment and verification of reduction projects and their registration in the National Registry of Gas Emissions Reductions Greenhouse Gases (RENARE), (v) possible restrictions on the voluntary compensation of GHG emissions,
(vi) implementation of the National Program for Tradable Emissions Quotas (PNCTE), in which emission rights would be assigned, among others.

During 2023, the National Environmental License Authority (ANLA) in Colombia, incorporated into applications for environmental licenses, modification of licenses or minor changes in production and exploration, requirements associated with the quantification of GHG emissions, mitigation actions, vulnerability analysis and climate risk, and adaptation actions, within the framework of the Comprehensive Business Climate Change Management Plan. The report of compliance with these requirements must be presented in the Environmental Compliance Reports (ICAs). For the second quarter of 2024, the requirement was applied for (2) files with a request for modification. The document associated with the PIGCCe is public for consult.

o	Legal risk, associated with the negative reactions and lawsuits against the climate action of Ecopetrol Business Group
o	Risk of assets trapped in the traditional business of hydrocarbon production, transportation, and refining, considering factors such as fuel demand prospects and asset profit horizons.
o	Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for the Company of not being able to meet market demand and of not advancing effectively in the development of these products and cost impact due to carbon price change.
o	Reputational risk, associated with the impossibility of responding in a timely way to the expectations and demand of investors and other interest groups to establish ambitious objectives regarding climate change, which would affect the image of the Company.
o	Technological risk, associated with the negative effects on the profitability of the business if there is no preparation and capacity to adapt to new technologies because of the transition process.

The transition risk analysis considered the market and regulatory risks with the highest probability of materialization and were evaluated under the three scenarios of the World Energy Outlook 2022 of the International Energy Agency (IEA): (i) Net Zero Emissions (NZE), (ii) Announced Pledges Scenario (APS), and (iii) Stated Policies Scenario (STEPS). In market risk, as a first approximation, the impact on the value of the Upstream segment assets and their resilience to different hydrocarbon demand expectations was analyzed. In the APS and STEPS scenarios, the oil business shows resilience to volatility. However, this exercise cannot be considered absolute, since the IEA scenarios do not consider the dynamics of local energy demand, especially the natural gas market. With respect to regulation risk, the regulatory evolution related to the energy transition and climate change involves regulatory changes that may directly affect the Business Group in the short and medium term. The Business Group is committed to contributing significantly to national and sectoral goals, which in the future may be reflected in potential mandatory requirements. Faced with this risk, the Business Group evaluated two routes: i) quantification of the impact on the costs associated with a potential change in carbon prices and ii) quantification of the financial repercussions derived from higher abatement costs, due to limitations due to use of offsets, to analyze the effects on cash flow and possible capital allocation needs to enable the entry of new abatement opportunities to achieve decarbonization goals.

To manage the indicated risks, the Business Group defined as strategic risk the “Inadequate response to challenges associated with climate change, water and biodiversity”, which incorporates treatment actions, Key Risk Indicators (KRI) and controls to effectively manage the causes and mitigate the materialization of the risk. This definition as corporate risk allows the Business Group to define actions to move towards decarbonization and the fulfillment of medium and long-term goals and adaptation to climate variability and normal weather conditions in the country, to mitigate the effects associated with availability and water security in the regions, energy security, among others.

●	Opportunities associated with climate, these arise from the analysis of risks associated with climate, the review of energy transition scenarios, the implementation of the decarbonization plan and the alignment with the 2040 “Energy that Transforms” strategy. In the process of identifying and evaluating opportunities, the Company monitors and evaluates the energy market and the business environment, by defining energy transition scenarios that guide the long-term strategic analysis of the Business
Group (2040). Opportunities have been identified related to the diversification of the traditional business, the incorporation of sustainable and low-emission businesses in the portfolio, diversification in the electricity and infrastructure market and the strengthening of energy efficiency and renewable energies.

29.7.Capital management

The main objective of Ecopetrol Business Group’s Capital Management is to ensure a financial structure that will optimize the Company’s cost of capital, maximize the returns to its shareholders and allow access to financial markets at a competitive cost to cover its financing needs.

The following is the leverage index over the periods reported:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Loans and borrowings (Note 19)	115,019,566	105,815,527
Cash and cash equivalents (Note 6)	(13,236,875)	(12,336,115)
Other financial assets (Note 9)	(2,746,668)	(2,232,775)
Net financial debt	99,036,023	91,246,637
Equity	95,236,419	100,252,480
Leverage (1)	50.98%	47.65%

(1)Net financial debt / (Net financial debt + Equity)